Note 4 - Assets Held for Sale and discontinued operations:	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.        Assets Held for Sale and discontinued operations:

As of December 31, 2010, the Company had a total of five dry bulk vessels (three Panamax, one Supramax and one Handymax) under time charters, three of which were scheduled to expire during 2011. During 2011 management changed its outlook for the shipping markets and decided to sell its dry bulk vessels (Note 9).

The M/V Evian met the criteria to classify as held for sale at December 31, 2011 according to guidance in ASC 360.

Consequently the company has treated the vessel as held for sale and has classified it as a short term asset measured at the lower of the carrying amount and fair value less costs to sell as determined by the Company and supported by an unrelated third party offer to buy the vessel. The related loan is also classified as short term in a separate balance sheet line from the other short term debt. Finally the Company has recognized an impairment charge of $45,110 to reduce the carrying value to the fair value less costs to sell and has reported it in net income (loss) from discontinued operations in the accompanying statements of operations.

The company has classified the Drybulk segment as discontinued operations and all revenue and expenses related to this segment accordingly, except overhead costs because  a. the operations and cash flows of the Drybulk segment will be eliminated from the ongoing operations of the Company upon the sale of MV Evian and b. the Company will not have any significant continuing involvement in the operations of the Drybulk segment after aforementioned sale. Overhead costs were not allocated to discontinued operations because such expenses are not clearly identifiable as costs of the component that is being disposed.

The following table represents the revenues, impairment charge and net income (loss) from discontinued operations:

	Year Ended
	December 31,
	2009	2010	2011
Revenues	60,626	51,481	38,901
Impairment on vessels	-	-	114,674
Net income (loss)	22,835	11,704	(169,047)

The reclassification to discontinued operations had no effect on the Company's previously reported consolidated net income.